SCHEDULE OF BLACK SCHOLES MODEL USED TO DETERMINE THE DERIVATIVE LIABILITY ON CONVERTIBLE NOTES (Details)	12 Months Ended
Sep. 30, 2024
Property, Plant and Equipment [Line Items]
Risk Free Interest Rate	4.74%
Expected Volatility	1142.86%
Expected Dividends
Minimum [Member]
Property, Plant and Equipment [Line Items]
Expected Term	3 years 9 months 10 days
Maximum [Member]
Property, Plant and Equipment [Line Items]
Expected Term	4 years 4 months 28 days